Statutory Requirements and Dividend Restrictions - Statutory Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bermuda
Effects of Reinsurance [Line Items]
Statutory net income (loss)	$ 158.3	$ 67.3	$ 345.2
United Kingdom
Effects of Reinsurance [Line Items]
Statutory net income (loss)	162.9	115.0	68.1
Republic of Ireland
Effects of Reinsurance [Line Items]
Statutory net income (loss)	$ (8.4)	$ (3.8)	$ 19.3